Stock Options and Restricted Shares (Tables)	12 Months Ended
Mar. 31, 2026
Stock Options and Restricted Shares [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity during the years ended March 31, 2024, 2025 and 2026 is as follows:

			Weighted
		Weighted	average
	Number of	average	remaining
	stock	exercise	contractual
	options	price	life (years)
		$
Outstanding as of March 31, 2023	225,000	1.97	1.36

Exercised	(30,000)	-	-
Cancelled	-	-	-

Outstanding and exercisable as of March 31, 2024	195,000	1.97	0.36

Exercised	-	-	-
Expired	(195,000)	-	-

Outstanding and Exercisable as of March 31, 2025	-	-	-

Outstanding and Exercisable as of March31, 2026	-	-	-

Schedule of Restricted Shares Activity

A summary of restricted shares activity during the years ended March 31, 2025 and 2026 is as follows:

		Weighted
	Number of	average
	non-vested	grant date
	restricted shares	fair value
		$

Outstanding as of March 31, 2024	475,000	1.95
Vested	(175,000)	-

Outstanding as of March 31, 2025	300,000	1.94
Granted	224,851	-

Outstanding as of March 31, 2026	524,851	1.70